Contractual obligations and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contractual Obligations And Commitments Tables
Contractual obligations
in € thousand	2017

Within one year	4,679
Between one and three years	506
Between three and five years	57
More than five years	7
Contractual commitments	5,249